Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 29, 2021	May 10, 2021	May 07, 2021	Feb. 21, 2021	Feb. 19, 2021	Feb. 09, 2021	Feb. 08, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	May 01, 2017
Subsequent Event [Line Items]
Stock shares redeemed during the period																0.04
Common stock, shares issued										0.88			0.88		0.96	0.96
Common stock, shares outstanding										0.88			0.88		0.96	0.96
Due to affiliate															$ 22.7	$ 24.9
Gain (loss) on disposition of assets																(6.1)
Depreciation and amortization										$ 60.5		$ 57.9	$ 121.1	$ 114.9	231.8	219.8	$ 229.5
Operating lease, right-of-use asset, amortization expense													$ 2.2	$ 1.6	$ 3.1	$ 4.0	$ 1.7
Common stock, par value										$ 0.01			$ 0.01		$ 0.01	$ 0.01
SIS Holdings, LP [Member]
Subsequent Event [Line Items]
Payment made to redeem shares					$ 97.9
Stock shares redeemed during the period					0.08
Common stock, shares issued										0.88			0.88
Common stock, shares outstanding										0.88			0.88
Common stock, par value					$ 0.01
Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																		$ 95.2
Line of credit facility, maximum borrowing capacity																		$ 147.7
Nomura Corporate Funding America, LLC [Member] | Master Receivables Purchase Agreement [Member]
Subsequent Event [Line Items]
Factor receivables commitment amount						$ 37.5
Factored amount of receivables										$ 77.0			$ 77.0
Amount of factored receivables collected										76.3			$ 76.3
Factoring receivables commitment term extends period						12 months
Revolving Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, expiration date			May 01, 2022										May 01, 2022		May 01, 2022
Line of credit facility revolving credit conversion			$ 141.3
Line of credit facility, maximum borrowing capacity																			$ 150.0
Repayments of lines of credit		$ 19.6
Two Thousand And Twenty One Revolving Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, expiration date			Nov. 01, 2023										Nov. 01, 2023
Line of credit facility, maximum borrowing capacity			$ 120.1
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period new issues	10,105,863
Cash received from business combination	$ 493.0
Business combination transaction costs	$ 54.0
Common stock, shares issued	165,978,740
Common stock, shares outstanding	165,978,740
Due to affiliate					$ 22.7
Percentage of voting interests acquired				58.00%
Subsequent Event [Member] | SIS Holdings, LP [Member]
Subsequent Event [Line Items]
Payment made to redeem shares					$ 97.9
Stock shares redeemed during the period					0.08
Common stock, par value					$ 0.01
Subsequent Event [Member] | Addison Site [Member]
Subsequent Event [Line Items]
Lessee, operating lease, remaining lease term									10 years
Operating lease, cost									$ 7.9
Gain (loss) on termination of lease									5.9
Gain (loss) on disposition of assets									$ 2.0
Subsequent Event [Member] | Moses Lake Site [Member]
Subsequent Event [Line Items]
Depreciation and amortization								$ 0.9
Operating lease, right-of-use asset, amortization expense										1.2	$ 0.3
Subsequent Event [Member] | Moses Lake Site [Member] | Maximum [Member]
Subsequent Event [Line Items]
Operating lease, obligations										55.0			$ 55.0
Subsequent Event [Member] | Moses Lake Site [Member] | Minimum [Member]
Subsequent Event [Line Items]
Operating lease, obligations										$ 50.0			50.0
Subsequent Event [Member] | Starboard Value Acquisition Corp [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock				$ 250.0
Shares issued price per share				$ 10.00
Consideration received on transaction				$ 654.0
Assets held-in-trust				404.0
Subsequent Event [Member] | Sponsor [Member] | Starboard Value Acquisition Corp [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 100.0
Subsequent Event [Member] | Promissory Notes [Member] | Appgate [Member]
Subsequent Event [Line Items]
Due from related parties							$ 120.6
Debt instrument, principal payment							117.1
Debt instrument, interest payment							1.1
Repayments of debt							$ 154.3
Subsequent Event [Member] | Nomura Corporate Funding America, LLC [Member] | Master Receivables Purchase Agreement [Member]
Subsequent Event [Line Items]
Factor receivables commitment amount						$ 37.5
Factored amount of receivables						25.9
Amount of factored receivables collected						$ 21.8
Factoring receivables commitment term extends period						12 months
Subsequent Event [Member] | Second Lien Facility And Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of term loan	$ 433.0
Subsequent Event [Member] | Two Thousand And Seventeen Second Lien Term Facility [Member] | Second Lien Facility And Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of term loan	310.0
Subsequent Event [Member] | Two Thousand And Twenty One Revolving Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Long-term line of credit		114.3
Subsequent Event [Member] | Two Thousand And Twenty One Revolving Facility [Member] | Second Lien Facility And Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayment of term loan	$ 123.0
Subsequent Event [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Long-term line of credit		$ 8.7
Subsequent Event [Member] | SIS [Member]
Subsequent Event [Line Items]
Business combination equity interest issued or issuable number of shares issued	106,100,000
Subsequent Event [Member] | Qualified Institutional Buyers And Accredited Investors [Member]
Subsequent Event [Line Items]
Stock issued during the period new issues	25,000,000
Proceeds from the issuance of common stock	$ 250.0
Shares issued price per share	$ 10.00
Subsequent Event [Member] | Forward Purchasers [Member]
Subsequent Event [Line Items]
Stock issued during the period new issues	10,526,315
Proceeds from the issuance of common stock	$ 100.0
Subsequent Event [Member] | SVAC Sponsor LLC [Member]
Subsequent Event [Line Items]
Conversion of common stock from one class into another	10,105,863
Subsequent Event [Member] | SVAC [Member]
Subsequent Event [Line Items]
Payment made to redeem shares	$ 261.8												$ 261.8
Stock shares redeemed during the period	26,176,891
Redemption price per share	$ 10.00